INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net consisted of the following:

	As of December 31,
	2024	2025
Finished goods	$21,729	$56,479
Work in progress	127,614	98,113
Raw materials	245,315	136,906
Less: inventory write down	(103,629)	(40,613)
Total	$291,029	$250,885